Schedule III (Real Estate and Accumulated Depreciation and Amortization Changes in Period) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Real estate
Balance at the beginning of the year	$ 261,047,651		$ 224,730,052
Acquisitions	23,667,535		68,482,972
Improvements	4,150,213		2,854,939
Impairment of real estate assets	(948,053)		0
Dispositions of real estate	(11,083,652)		(35,020,312)
Balance at the end of the year	276,833,694		261,047,651
Accumulated depreciation and amortization
Balance at the beginning of the year	(29,961,472)		(26,540,852)
Depreciation and amortization expense	(10,256,185)		(7,784,917)
Dispositions of real estate	3,906,172		4,364,297
Balance at the end of the year	$ (36,311,485)	[1]	$ (29,961,472)

[1]	Depreciation is computed on a straight-line basis using useful lives up to 39 years.